CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Class A common stock
Common stock subject to possible redemption, shares outstanding	1,953,422	1,953,422
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000		100,000,000
Common stock, shares issued	0	0		0
Common stock, shares outstanding	0	0		0
Class A common stock subject to possible redemption
Common stock subject to possible redemption, shares outstanding	1,953,422	1,953,422		25,000,000
Common stock subject to possible redemption, price per share	$ 10.32	$ 10.14		$ 10.00
Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000		10,000,000
Common stock, shares issued	6,250,000	6,250,000		6,250,000
Common stock, shares outstanding	6,250,000	6,250,000	6,250,000	6,250,000